Significant Accounting Policies (Reconciliation of Total Cash, Restricted Cash and Equivalents (Parenthetical) (Detail) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Dominion Energy Gas Holdings L L C [Member]
Cash Cash Equivalents And Restricted Cash [Line Items]
Cash, restricted cash and equivalents of discontinued operations	$ 10	$ 9	$ 3	$ 3